GOING CONCERN (Details Narrative) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
GOING CONCERN
Accumulated Deficit	$ (14,194,620)	$ (14,156,842)	$ (13,416,867)
Working Capital Deficit	$ (1,418,624)	$ (1,382,838)